Subsequent Events (Details Narrative) - USD ($)													3 Months Ended	12 Months Ended
	Jan. 18, 2016	Jan. 07, 2016	Dec. 22, 2015	Nov. 16, 2015	Oct. 16, 2015	Oct. 08, 2015	Sep. 24, 2015	Sep. 11, 2015	Sep. 02, 2015	Sep. 01, 2015	Aug. 24, 2015	Aug. 14, 2015	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Subsequent Event [Line Items]
Number of common shares issued upon conversion														148,669,051
10% Convertible Note Payable Due October 31, 2015 [Member]
Subsequent Event [Line Items]
Number of common shares issued upon conversion														402,450	6,500,000
Convertible Notes Payable Due October 31, 2013 [Member]
Subsequent Event [Line Items]
Number of common shares issued upon conversion													630,900		9,291,774
Subsequent Event [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Subsequent Event [Line Items]
Debt instrument, accrued interest					$ 4,418	$ 690	$ 2,700	$ 1,780	$ 420		$ 1,770	$ 840
Number of common shares issued upon conversion					220,900	34,500	135,000	89,000	21,000		88,500	42,000
Subsequent Event [Member] | 10% Convertible Note Payable Due March 31, 2015 [Member]
Subsequent Event [Line Items]
Debt instrument, accrued interest										$ 5,611
Number of common shares issued upon conversion										14,029
Subsequent Event [Member] | Convertible Notes Payable Due October 31, 2013 [Member]
Subsequent Event [Line Items]
Debt instrument, accrued interest	$ 3,098	$ 1,310	$ 4,140	$ 3,560
Number of common shares issued upon conversion	154,900	65,500	207,000	178,000